Goodwill and Finite Life Intangibles Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Finite Life Intangibles Assets

8. Goodwill and Finite Life Intangible Assets

The Company assesses the carrying amount of its goodwill for potential impairment annually or more frequently if events or a change in circumstances indicate that impairment may have occurred. The Company performs an impairment test for finite-lived assets, such as intangible assets, and other long-lived assets, such as fixed assets, whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable.

The Company has only one operating and reporting unit that earns revenues, incurs expenses and makes available discrete financial information for review by the Company’s chief operating decision maker. Accordingly, the Company completes its goodwill impairment testing on this single reporting unit.

In conducting the annual impairment test of the Company’s goodwill, qualitative factors are first examined to determine whether the existence of events or circumstances indicates that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is determined that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, a two-step impairment test is applied. In the first step, the Company calculates the fair value of the reporting unit and compares that amount with the reporting unit’s carrying amount, including goodwill. If the carrying amount exceeds the fair value, the Company performs the second step of measuring the amount of the goodwill impairment loss, if any, by comparing the implied fair value of the reporting unit’s goodwill to the carrying amount of goodwill. This requires performing a hypothetical application of the acquisition method to determine the implied fair value of goodwill after measuring the reporting unit’s identifiable assets and liabilities.

Goodwill was $204,000 as of June 30, 2016 and December 31, 2015. The Company conducted its annual goodwill impairment test as of December 31, 2015 and determined there to be no indication of impairment related to the Company’s goodwill. The Company will continue to monitor conditions and changes that could indicate an impairment of goodwill.

As of June 30, 2016, the Company determined that no triggering events had occurred since December 31, 2015 and that the Company’s finite-lived assets and long-lived assets were not impaired.

Identified intangible assets are summarized as follows:

	Amortizable	June 30, 2016
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$783,631	$(591,933)	$191,698
Proprietary Software	3	917,000	(711,626)	205,374
Total identified intangible assets		$1,700,631	$(1,303,559)	$397,072

	Amortizable	December 31, 2015
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$783,631	$(510,201)	$273,430
Proprietary Software	3	917,000	(558,794)	358,206
Total identified intangible assets		$1,700,631	$(1,068,995)	$631,636

Amortization expense for identified intangible assets is summarized below:

					Statement of
	Three Months Ended		Six Months Ended		Operations
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015	Classification
Customer Contracts	$40,865	$70,833	$81,732	141,666	Cost of Revenue
Proprietary Software	76,416	76,416	152,832	152,832	Cost of Revenue
Total amortization on identified intangible assets	$117,281	$147,249	$234,564	$294,498

Based on the identified intangible assets recorded at June 30, 2016, future amortization expense is expected to be as follows:

Six months ending December 31, 2016	$234,566
2017	114,429
2018	38,461
2019	9,616
$397,072

11. Goodwill and Finite Life Intangible Assets

The Company assesses the carrying amount of our goodwill for potential impairment annually or more frequently if events or a change in circumstances indicate that impairment may have occurred. The Company performs an impairment test for finite-lived assets, such as intangible assets, and other long-lived assets, such as fixed assets, whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable.

The Company has only one operating and reporting unit that earns revenues, incurs expenses and makes available discrete financial information for review by the Company’s chief operations decision maker. Accordingly, the Company completes its goodwill impairment testing on this single reporting unit.

In conducting the annual impairment test of the Company goodwill, qualitative factors are first examined to determine whether the existence of events, or circumstances, indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is determined that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, a two-step impairment test is applied. In the first step, the Company calculates the fair value of the reporting unit and compares that amount with the reporting unit’s carrying amount, including goodwill. If the carrying amount exceeds the fair value, the Company performs the second step of measuring the amount of the goodwill impairment loss, if any, by comparing the implied fair value of the reporting unit’s goodwill with the carrying amount of goodwill. This requires performing a hypothetical application of the acquisition method to determine the implied fair value of goodwill after measuring the reporting unit’s identifiable assets and liabilities.

Goodwill was $204,000 as of December 31, 2015. The Company conducted its annual goodwill impairment test as of December 31, 2015 and determined there to be no indication of impairment. The Company will continue to monitor conditions and changes that could indicate an impairment of goodwill.

In December 2015, the Company determined that an impairment of $216,369 had occurred on its finite-lived intangible assets related to certain customer contracts acquired in the acquisition of the Select Mobile Money business on March 4, 2014. In determining the impairment loss, the Company reviewed all circumstances, including the undiscounted cash flows it expects to derive from those contracts going forward.

Identified intangible assets are summarized as follows:

	Amortizable	December 31, 2015
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$783,631	$(510,201)	$273,430
Proprietary Software	3	917,000	(558,794)	358,206
Total identified intangible assets		$1,700,631	$(1,068,995)	$631,636

	Amortizable	December 31, 2014
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$1,000,000	$(226,869)	$773,131
Proprietary Software	3	917,000	(253,130)	663,870
Total identified intangible assets		$1,917,000	$(479,999)	$1,437,001

Amortization expense for identified intangible assets is summarized below:

			Statement of
	Year Ended		Operations
	December 31, 2015	December 31, 2014	Classification
Customer Contracts	$283,332	$226,869	Cost of Revenue
Proprietary Software	305,664	253,130	Cost of Revenue
Total amortization on identified intangible assets	$588,996	$479,999

Based on the identified intangible assets recorded at December 31, 2015, future amortization expense is expected to be as follows:

2016	$469,000
2017	114,000
2018	39,000
2019	10,000
$632,000